IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]	For the year ended December 31, 2018, the Company recorded an after-tax impairment loss of $953.2 million, as noted below:

June 30, 2018		December 31, 2018	Year ended December 31, 2018
(in millions of U.S. dollars)
IMPAIRMENT LOSS
Rainy River depletable mining properties	383.7	452.9	836.6
Blackwater non-depletable mining properties	-	218.2	218.2
Total impairment loss	383.7	671.1	1,054.8
Tax recovery (1)	(101.6)	-	(101.6)
Total impairment loss, net of tax	282.1	671.1	953.2
1.	There was no tax recovery associated with the impairment losses at Rainy River and Blackwater recorded during the fourth quarter of 2018 as the Company has not recognized any deferred tax assets as at December 31, 2018. Refer to Note 16 for further information.

Year ended December 31, 2017
(in millions of U.S. dollars)	Rainy River
IMPAIRMENT LOSS
Rainy River depletable mining properties	268.4
Tax recovery	(87.4)
Total impairment charge after tax	181.0

Disclosure of impairment analysis, of commodity prices and exchange rate [text block]	the following commodity prices and exchange rate assumptions were used:

	As at June 30, 2018		As at December 31, 2018		As at December 31, 2017
(in U.S. dollars, except where noted)	2018 - 2023 Average	Long-term Average	2019 - 2023 Average	Long-term Average	2018- 2022 Average	Long-term Average
COMMODITY PRICES
Gold ($/ounce)	1,311	1,300	1,299	1,300	1,300	1,300
Silver ($/ounce)	18.00	18.17	17.69	18.17	19.16	19.25
EXCHANGE RATES
CAD:USD	1.24	1.23	1.26	1.25	1.24	1.24

Disclosure Of Detailed Information About Sensitivity Analysis On Key Assumptions Used In Determining Impairment Loss [text block]	Any variation in the key assumptions used to determine fair value would result in a change of the assessed fair value. It is estimated that changes in the key assumptions would have the following approximate impact on the fair value of the Rainy River and Blackwater CGUs at December 31, 2018:

	As at December 31, 2018
(in millions of U.S. dollars)	Rainy River	Blackwater
IMPACT OF CHANGES IN THE KEY ASSUMPTIONS USED TO DETERMINE FAIR VALUE
$100 per ounce change in gold price	256.6	-
0.5% change in discount rate	24.7	-
5% change in foreign exchange rate	103.4	-
5% change in operating costs	106.6	-
5% change in in-situ ounces or in-situ value	10.9	16.4